Debt and Interest Expense - Debt Activity Table (details) (USD $) In Thousands, unless otherwise specified						12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Swingline [Member]	Dec. 31, 2010 Revolving Credit Facility [Member] Swingline [Member]	Dec. 31, 2011 Wattenberg Term Loan [Member]	Dec. 31, 2010 Wattenberg Term Loan [Member]	Dec. 31, 2011 Senior Notes 5 Point 375 Percent Due 2021 [Member]
Debt Instrument Line Items
Balance	$ 669,178	[1]	$ 474,000	[1]	$ 175,000	$ 49,000				$ 250,000
Borrowings						570,000	410,000	30,000	10,000		250,000	500,000
Repayments						(619,000)	(361,000)	(30,000)	(10,000)	(250,000)
Other and changes in debt discount	(5,822)
Balance	$ 669,178	[1]	$ 474,000	[1]	$ 175,000		$ 49,000				$ 250,000	$ 494,178

[1]	The Partnership’s consolidated balance sheets include accrued interest expense of $2.7 million and $1.3 million as of December 31, 2011 and 2010, respectively, which is included in accrued liabilities.